BBH Partner Fund - International Equity

Portfolio of Investments
July 31, 2026 (unaudited)

Shares/ Units		Value
	Common Stock (96.1%)
	Canada (5.5%)
	Financials
92,138	Brookfield Corp.	$3,913,303

	Industrials
383,143	Canadian Pacific Kansas City, Ltd.	34,009,814

	Information Technology
14,825	Constellation Software, Inc.	31,736,047
41,318	Shopify, Inc. (Class A)[1]	4,840,404
		36,576,451
	Materials
294,610	Franco-Nevada Corp.	62,635,077
	Total Canada	137,134,645

	Denmark (3.3%)
	Health Care
114,719	Coloplast A/S (Class B)	7,570,380

	Industrials
162,000	DSV A/S	34,997,613
1,447,175	Vestas Wind Systems A/S	38,878,530
		73,876,143
	Total Denmark	81,446,523

	France (9.6%)
	Consumer Discretionary
88,246	LVMH Moet Hennessy Louis Vuitton SE	48,322,302

	Health Care
15,802	EssilorLuxottica S.A.	2,999,653
95,014	Sartorius Stedim Biotech	18,400,024
		21,399,677

	Industrials
524,529	Cie de Saint-Gobain S.A.	49,226,087
112,714	Safran S.A.	44,077,773
110,527	Schneider Electric SE	37,052,227
134,935	Thales S.A.	38,250,442
		168,606,529
	Total France	238,328,508

	Germany (9.2%)

	Financials
96,567	Deutsche Boerse AG	29,167,718

BBH Partner Fund - International Equity

Portfolio of Investments (continued)
July 31, 2026 (unaudited)

Shares/ Units		Value
	Common Stock (continued)
	Germany (continued)
	Health Care
944,269	Fresenius SE & Co. KGaA	$48,444,554
1,103,091	Siemens Healthineers AG2	46,780,276
		95,224,830
	Industrials
27,085	Rheinmetall AG	35,578,801
65,753	Siemens AG	21,404,930
		56,983,731
	Information Technology
253,677	SAP SE	45,992,619
	Total Germany	227,368,898

	Hong Kong (0.8%)
	Financials
2,067,613	AIA Group, Ltd.	20,939,874
	Total Hong Kong	20,939,874

	India (2.9%)

	Financials
1,415,300	HDFC Bank, Ltd. ADR	33,868,129

	Information Technology
3,095,888	Infosys, Ltd. ADR	37,243,533
	Total India	71,111,662

	Ireland (6.6%)
	Health Care
264,783	ICON, Plc. ADR1	43,309,231

	Industrials
695,400	Ryanair Holdings, Plc. ADR	40,687,854

	Materials
369,431	CRH, Plc.	35,099,639
945,802	Smurfit Westrock, Plc.	43,478,518
		78,578,157
	Total Ireland	162,575,242

	Japan (15.8%)
	Communication Services
221,409	Nintendo Co., Ltd.	10,587,059

	Consumer Discretionary
1,368,978	Suzuki Motor Corp.	17,980,490

BBH Partner Fund - International Equity

Portfolio of Investments (continued)
July 31, 2026 (unaudited)

Shares/ Units		Value
	Common Stock (continued)
	Japan (continued)
	Health Care
242,562	Hoya Corp.	$37,174,087

	Industrials
708,303	Mitsubishi Heavy Industries, Ltd.	16,584,205
830,000	Recruit Holdings Co., Ltd.	65,225,898
		81,810,103
	Information Technology
67,562	Advantest Corp.	13,360,205
208,504	Keyence Corp.	104,751,306
788,285	Nomura Research Institute, Ltd.	23,195,750
761,542	Obic Co., Ltd.	21,473,824
243,602	Tokyo Electron, Ltd.	82,216,045
		244,997,130
	Total Japan	392,548,869

	Jersey (1.0%)
	Industrials
648,960	Experian, Plc.	24,593,290
	Total Jersey	24,593,290

	Luxembourg (1.3%)
	Communication Services
64,414	Spotify Technology S.A.[1]	32,203,135
	Total Luxembourg	32,203,135

	Netherlands (9.9%)
	Communication Services
2,239,261	Universal Music Group NV	37,072,202

	Consumer Discretionary
392,535	Prosus NV1	18,099,215

	Financials
3,495	Adyen NV1,2	3,540,351

	Industrials
104,889	Airbus SE	24,485,943

	Information Technology
31,937	ASM International NV	29,405,723
51,457	ASML Holding NV	84,027,554
910,686	STMicroelectronics NV	47,722,357
		161,155,634
	Total Netherlands	244,353,345

BBH Partner Fund - International Equity

Portfolio of Investments (continued)
July 31, 2026 (unaudited)

Shares/ Units		Value
	Common Stock (continued)
	Norway (1.8%)
	Financials
1,353,242	DNB Bank ASA	$43,491,618
	Total Norway	43,491,618

	Singapore (0.4%)
	Consumer Discretionary
98,503	Sea, Ltd. ADR[1]	10,514,210
	Total Singapore	10,514,210

	South Korea (4.2%)
	Financials
437,349	KB Financial Group, Inc.	51,278,424

	Information Technology
288,797	Samsung Electronics Co., Ltd.	51,579,319
	Total South Korea	102,857,743

	Spain (3.5%)
	Communication Services
1,196,880	Cellnex Telecom S.A.[2]	37,037,409

	Financials
13,149,853	Banco de Sabadell S.A.	50,925,262
	Total Spain	87,962,671

	Sweden (3.1%)
	Financials
1,185,215	EQT AB	40,257,194

	Industrials
605,644	Atlas Copco AB (Class A)	12,811,335
201,749	Sandvik AB	7,558,484
		20,369,819
	Information Technology
1,745,865	Hexagon AB (Class B)	17,187,747
	Total Sweden	77,814,760

	Switzerland (2.6%)
	Consumer Discretionary
67,960	Cie Financiere Richemont S.A. (Class A)	16,058,523

	Health Care
443,552	Alcon AG	30,477,541

BBH Partner Fund - International Equity

Portfolio of Investments (continued)
July 31, 2026 (unaudited)

Shares/ Units		Value
	Common Stock (continued)
	Switzerland (continued)
	Materials
198,814	Holcim AG1	$18,173,756
	Total Switzerland	64,709,820

	Taiwan (5.6%)
	Information Technology
132,414	MediaTek, Inc.	14,181,303
305,846	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	123,638,246
	Total Taiwan	137,819,549

	United Kingdom (7.9%)
	Consumer Discretionary
328,206	Compass Group, Plc.	10,419,599

	Energy
1,022,996	Shell, Plc.	46,915,370

	Financials
300,167	London Stock Exchange Group, Plc.	33,940,152

	Industrials
1,708,008	BAE Systems, Plc.	48,254,535
792,802	RELX, Plc.	27,918,776
6,242,313	Rentokil Initial, Plc.	28,975,375
		105,148,686
	Total United Kingdom	196,423,807

	United States (1.1%)

	Financials
50,879	S&P Global, Inc.	20,958,586

	Health Care
4,106	Mettler-Toledo International, Inc.[1]	5,815,328

	Industrials
51,496	Mobility Global, Inc.[1]	1,049,489
	Total United States	27,823,403

	Total Common Stock
	(Cost $1,806,895,665)	2,382,021,572

BBH Partner Fund - International Equity

Portfolio of Investments (continued)
July 31, 2026 (unaudited)

Shares/ Units			Value
	Preferred Stock (1.4%)
	Germany (1.4%)

	Consumer Discretionary
710,724	Dr Ing hc F Porsche AG (Class Preference)		$34,675,404
	Total Germany		34,675,404

	Total Preferred Stock
	(Cost $49,892,890)		34,675,404
	Warrants (0.0%)

	Canada (0.0%)
18,143	Constellation Software, Inc., expires 03/31/2040[1,3]		0
	Total Canada		0

	Total Warrants
	(Cost $0)		0

Total Investments (Cost $1,856,788,555)[4]		97.5%	$2,416,696,976
Cash and Other Assets in Excess of Liabilities		2.5%	62,435,455
Net Assets		100.0%	$2,479,132,431

[1]	Non-income producing security.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned at July 31, 2026 was $87,358,036 or 3.5% of net assets.
[3]	Security that used significant unobservable inputs to determine fair value, as determined by the Adviser.
[4]	The aggregate cost for federal income tax purposes is $1,856,788,555, the aggregate gross unrealized appreciation is $697,858,057 and the aggregate gross unrealized depreciation is $137,949,636, resulting in net unrealized appreciation of $559,908,421.

BBH Partner Fund – International Equity’s (the “Fund”) country diversification is based on the respective security's country of incorporation.

Abbreviation:

ADR − American Depositary Receipt.

BBH Partner Fund - International Equity

Portfolio of Investments (continued)
July 31, 2026 (unaudited)

Fair Value Measurements

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.
—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

BBH Partner Fund - International Equity

Portfolio of Investments (continued)
July 31, 2026 (unaudited)

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives and foreign equity securities whose values could be impacted by events occurring before the Fund’s pricing time, but after the close of the securities’ primary markets and are, therefore, fair valued according to procedures adopted by the Board of Trustees, which include applying international fair value factors provided by approved pricing vendors. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

BBH Partner Fund - International Equity

Portfolio of Investments (continued)
July 31, 2026 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2026:

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of July 31, 2026
Common Stock:
Canada	$137,134,645	$–	$–	$137,134,645
Denmark	–	81,446,523	–	81,446,523
France	–	238,328,508	–	238,328,508
Germany	–	227,368,898	–	227,368,898
Hong Kong	–	20,939,874	–	20,939,874
India	71,111,662	–	–	71,111,662
Ireland	119,975,992	42,599,250	–	162,575,242
Japan	–	392,548,869	–	392,548,869
Jersey	–	24,593,290	–	24,593,290
Luxembourg	32,203,135	–	–	32,203,135
Netherlands	–	244,353,345	–	244,353,345
Norway	–	43,491,618	–	43,491,618
Singapore	10,514,210	–	–	10,514,210
South Korea	–	102,857,743	–	102,857,743
Spain	–	87,962,671	–	87,962,671
Sweden	–	77,814,760	–	77,814,760
Switzerland	–	64,709,820	–	64,709,820
Taiwan	123,638,246	14,181,303	–	137,819,549
United Kingdom	10,419,599	186,004,208	–	196,423,807
United States	27,823,403	–	–	27,823,403
Preferred Stock:
Germany	–	34,675,404	–	34,675,404
Warrants:
Canada	–	–	0	0
Total Investments, at value	$532,820,892	$1,883,876,084	$0	$2,416,696,976

BBH Partner Fund - International Equity

Portfolio of Investments (continued)
July 31, 2026 (unaudited)

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc., located at 1290 Broadway, Suite 1000, Denver, CO 80203.